                                              Registration Statement No. 2-76640
                                                                        811-3429

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 28

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 28


                            CAPITAL APPRECIATION FUND
                            -------------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------


                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                            Capital Appreciation Fund
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: ______________________

It is proposed that this filing will become effective (check appropriate box):

____       immediately upon filing pursuant to paragraph (b).
____       on May 1, 1999 pursuant to paragraph (b).
____       60 days after filing pursuant to paragraph (a)(1).
_X__       on April 20, 1999 pursuant to paragraph (a)(1)
____       75 days after filing pursuant to paragraph (a)(2).
____       on ______, 1999 pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                           CAPITAL APPRECIATION FUND

                           GOAL -- GROWTH OF CAPITAL

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Fund serves as a funding option for certain variable annuity and variable life insurance contracts issued by The Travelers.

                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183
                    TELEPHONE 800-   -          (toll free)

                                   PROSPECTUS

                                  May 1, 1999

TABLE OF CONTENTS

      Goals and Investments...............    2
      Fund Performance....................    2
      Investment and Practices............    3
      Management..........................    5
        Investment Adviser................    5
        The Subadviser and Portfolio
         Manager..........................    5
    Legal Proceedings.....................    5
    Year 2000 Compliance..................    5
    Euro Conversion.......................    6
    Share Transactions and Pricing........    6
    Tax Consequences......................    8
    Financial Highlights..................    9
    Appendix A............................  A-1

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE FUND'S SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                              CAPITAL APPRECIATION

                             Goals and Investments

                                                INVESTMENT ADVISER: TAMIC

                                                SUBADVISER: Janus Capital
                                                            Corporation

                                                PORTFOLIO MANAGER: Scott
                                                Schoelzel
FUND'S OBJECTIVE:     Growth of capital

KEY INVESTMENTS:      Common stock

SELECTION PROCESS:  The Fund invests at least
65% of its total
assets in common stock of any size and
industry.
The portfolio manager selects stock primarily through a company analysis, with a focus on identifying prospective capital growth. The portfolio manager uses a growth approach to evaluate stocks demonstrating potential capital growth based on the following characteristics:

- earnings growth and predictability
- leading/strong market position
- management holds significant equity position
- strong financial position
- established industry position
- healthy balance sheet
- high return on equity with low dividend payout ratio
- experienced/seasoned management team
- established record of profitability
- strong cash flows
- representing industry with a positive growth outlook

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest up to 35% of its assets in lower-quality fixed-income securities ("junk bonds") and 25% of its total assets in foreign securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

PRINCIPAL RISK FACTORS: This Fund is most subject to equities risk including smaller companies risk, and may also be subject to lower-quality fixed-income security risk and foreign securities risk. For a full description of these types of risk, please refer to the "Investments and Practices" section of this prospectus. Please see the SAI for a detailed description of all investment techniques, and their associated risks, available to the Fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Standard & Poor's 500 and the Russell 2000 Index. Past performance can give some indication of the Fund's risk but does not guarantee future performance.
     YEAR-BY YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                                 CAPITAL
                               APPRECIATION
'89                               15.71
'90                               -6.24
'91                               35.16
'92                                17.6
'93                               15.09
'94                               -4.76
'95                               36.37
'96                               28.21
'97                               26.14
'98                                   0

                    (Fund commenced operations on 3/18/1982)

Best Quarter:                                            Q# [2 digit year]     %
Worst Quarter:                                           Q# [2 digit year]     %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                   1 year  5 year  10 year  Life of Fund
                   ------  ------  -------  ------------
Capital Apprec.
S&P 500
Russell 2000

                           INVESTMENTS AND PRACTICES

The Fund invests in various instruments subject to its investment policy. The Fund may invest in all of the following, as described on page 2 of this prospectus, and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

EQUITIES
                               The Fund may invest in equity securities. Equity securities include common and preferred stock, warrants, rights, depository receipts and shares, and real estate instruments.

                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller companies are particularly sensitive to these factors.

                               When you sell shares, they may be worth more or less than what you paid for them.

  GROWTH INVESTING
                               This investment approach involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than value stocks and the market averages.

FIXED INCOME INVESTMENTS
                               The Fund may invest in fixed income securities. Fixed income securities include U.S. Government obligations, certificates of deposit, and short-term money market instruments, including Janus money market funds. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This generally means that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities may be lower than yields from longer-term securities. The price of a bond is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

                               LOWER-QUALITY FIXED-INCOME SECURITIES

                               These are high-yield, high-risk securities, commonly referred to as "junk bonds," and are considered speculative. While generally providing greater income than investments in higher rated securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

FOREIGN SECURITIES
                               An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears "information" risk associated with the different account, auditing, and financial reporting standards in many foreign countries. If the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets.

DERIVATIVES AND HEDGING
TECHNIQUES
                               The Fund may use some type of derivative contracts, such as futures and options on securities, for any of the following purposes:
                               -  To hedge against the economic impact of
                               adverse changes
                                  in the market value of its securities, due to
                               changes in stock market prices, currency exchange rates or interest rates;
                               -  As a substitute for buying or selling
                               securities
                               -  To enhance return
                               - Forward foreign currency contracts may be used to hedge against foreign currency exposure

                               Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing. For a more complete description of derivative and hedging techniques, please refer to the SAI.
OTHER RISK FACTORS
SELECTION RISK
                               Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

TEMPORARY DEFENSIVE POSITIONS
                               The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions and take a temporary defensive position by investing in debt securities, including higher-risk debt securities, and money market instruments. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

PORTFOLIO TURNOVER
                               The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

                                   MANAGEMENT

INVESTMENT ADVISER

TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice, and, in general, supervises the management and investment program for the Fund. TAMIC employs a subadviser to manage the Fund's daily investment operations, subject to the supervision of the Board of Trustees and TAMIC.

TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

     -  other investment companies used to fund variable products

     -  individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     -  nonaffiliated insurance companies

THE SUBADVISER AND PORTFOLIO MANAGER

The subadviser is Janus Capital Corporation, 100 Filmore Street, Denver, Colorado, 80206. Janus Capital also acts as an investment adviser to other investment companies not affiliated with the Fund, as well as to individual, corporate, charitable and retirement accounts. Mr. Scott Schoelzel has served as the Fund's day-to-day portfolio manager since August, 1997. Mr. Schoelzel joined Janus Capital in January, 1994, and is Executive Vice President and Portfolio Manager of Janus Twenty Fund, also since August, 1997.

                               LEGAL PROCEEDINGS

There are no material pending legal proceedings affecting the Fund, and it has been advised by TAMIC and Janus Capital and the Fund's principal underwriter that none of them have any material pending legal proceedings affecting them.

                              YEAR 2000 COMPLIANCE

Generally computer programs were designed without considering the impact of the upcoming change in the century. As a result software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business financial condition and results of operation of a company, investment adviser separate account and/or a mutual fund could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Travelers and its affiliates have investigated the nature and extent of the work required for its computer system to process beyond the turn of the century, and have made progress toward achieving this goal, including upgrading and/or replacing existing systems. The Travelers is confirming with its service providers that they are also in the process of replacing or modifying their systems with the same goal. The Travelers expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, The Travelers closely monitors associated costs and continues to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Trust or its Funds.

                                EURO CONVERSION

On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries will issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency is converted into Euros, which are then converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.

                         SHARE TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of the Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund. Shares are redeemable transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of charges in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Fund's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by the Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange would more accurately reflect the fair market value of such securities).

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Fund computes the NAV for purchases and redemptions as of the close of the Exchange on the day that the Fund has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Fund retains the right to refuse a purchase order. The Fund may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Fund expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

The Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                           CAPITAL APPRECIATION FUND

The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. Other independent auditors audited all other periods presented.

                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
                                             1998       1997     1996(3)      1995      1994
Net Asset Value,
Beginning of Period.......................  $         $  36.72   $  33.18   $  24.50   $ 25.87
Income from Investment Operations:
  Net Investment Income...................                0.19       0.23       0.24      0.19
  Net Gains or Losses on Securities (both
  realized and unrealized)................                9.41       8.29       8.61     (1.41)
                                            -------   --------   --------   --------   -------
  Total from Investment Operations........                9.60       8.72       8.85     (1.22)

Less Distributions(1):
  Dividends (from net investment
  income).................................                  --      (0.41)     (0.17)    (0.15)
  Distributions (from capital gains)......                  --      (4.77)        --        --
  [Returns of Capital
  (if none, delete)]......................
                                            -------   --------   --------   --------   -------
Total Distributions.......................                  --      (5.18)     (0.17)    (0.15)
                                            -------   --------   --------   --------   -------
Net Asset Value, End of Period............            $  46.32   $  36.72   $  33.18   $ 24.50
                                            =======   ========   ========   ========   =======
TOTAL RETURNS(2)..........................               26.14%     28.21%     36.37%    (4.76)%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (thousands)...  $         $407,701   $224,132   $122,155   $78,494
  Ratio of Expenses to Average Net
  Assets..................................         %      0.84%      0.83%      0.83%     0.89%
  Ratio of Net Income to Average Net
  Assets..................................         %      0.54%      0.69%      0.84%     0.79%
  Portfolio turnover rate.................         %        89%        84%       124%      106%

(1) For the years ended December 31, 1996 and later, distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income. For the year ended December 31, 1997, the distribution amounts represents less than $0.01 per share.

(2) Total returns are determined by dividing the increase (decrease) in value of a share during the year, after reflecting the reinvestment of dividends during the year, by the beginning of year share price. Fund shares are sold only to The Travelers' separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. Total Returns do not reflect the deduction of any contract charges or fees assessed by The Travelers' separate accounts.

(3) Effective July 1, 1996, TAMIC replaced TIMCO as the investment adviser.

                                   APPENDIX A
                           CAPITAL APPRECIATION FUND

The Fund invests in various instruments subject to its investment policy. The following techniques and practices are all available to the Fund, and are described together with their risks in the SAI.

American Depositary Receipts
Asset-Backed Mortgage Securities
Bankers Acceptances
Buying Put and Call Options
Certificates of Deposit
Commercial Paper
Convertible Securities
Corporate Asset-Backed Securities
Emerging Market Securities
Equity Securities
Floating and Variable Rate Instruments
Foreign Securities
Forward Contracts on Foreign Currency
Futures Contracts
High-Yield High Risk Debt Securities
Illiquid Securities
Index Futures Contracts
Indexed Securities
Investment Company Securities (including Janus money market funds) Investment Grade Debt Securities
Investment in Unseasoned Companies
Lending Portfolio Securities
Letters of Credit
Loan Participations
Options on Foreign Currencies
Options on Index Futures Contracts
Options on Stock Indices
Other Direct Indebtedness
Real Estate-Related Instruments
Repurchase Agreements
Reverse Repurchase Agreements
Rights and Warrants
Short Sales "Against the Box"
Short-Term Money Market Instruments
Swap Agreements
Temporary Bank Borrowing
U.S. Government Obligations
Variable Amount Master Demand Notes
When-Issued Securities
Writing Covered Call Options

                           CAPITAL APPRECIATION FUND

Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:
                             CALL -- 1-860-277-0111
--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC, 20549-6009

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            CAPITAL APPRECIATION FUND

                                   MAY 1, 1999

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the Capital Appreciation Fund's prospectus dated May 1, 1999 and 1998 annual shareholder report. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us collect at:

                        The Travelers Insurance Company
                                Annuity Services
                                One Tower Square
                        Hartford, Connecticut 06183-5030
                     phone number 860-277-011 (collect); or
                            800-   -     (toll free)
or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                                                            PAGE
Investment Objective, Policies and Risks..................................................................    2
Investment Restrictions...................................................................................    13
Valuation and Pricing.....................................................................................    15
Distributions.............................................................................................    16
Trustees and Officers.....................................................................................    16
Declaration of Trust......................................................................................    19
Investment Advisory Services..............................................................................    19
Redemptions in Kind.......................................................................................    20
Portfolio Turnover Rate...................................................................................    21
Brokerage.................................................................................................    21
Fund Administration.......................................................................................    22
Shareholder Rights........................................................................................    22
Tax Status................................................................................................    23
Performance Quotations....................................................................................    24
Financial Statements......................................................................................    26
Additional Information....................................................................................    26
Appendix..................................................................................................    A-1

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

Capital Appreciation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") with the SEC as an open-end investment company or mutual fund. The Fund is diversified as that term is defined under the 1940 Act. It was formed as a Massachusetts business trust on March 18, 1982.

The Fund's investment objective is to provide growth of capital primarily through the use of common stocks. To achieve this objective, the Fund invests principally in common stocks of small to large companies that characteristically move faster than the market during major price movements. As described in the prospectus, the Fund's policy generally is to be fully invested in common stocks, securities convertible into common stocks, and securities having common stock characteristics, including rights and warrants, selected primarily for prospective capital growth. The Fund may also invest in debt instruments and money market instruments. The Fund may enter into repurchase agreements, write covered call options and purchase call or put options.

The Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

Listed below for quick reference are the other types of investments that the Fund may make and the Fund's investment techniques. More detailed information about the Fund's investments and investment techniques follows the chart.

                                                                                                       CAPITAL
SECURITY/INVESTMENT TECHNIQUE                                                                        APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments                                                                       X
-----------------------------------------------------------------------------------------------------------------
Bankers' Acceptances                                                                                      X
-----------------------------------------------------------------------------------------------------------------
Certificates of Deposit                                                                                   X
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                                                                X
-----------------------------------------------------------------------------------------------------------------
Equity Securities                                                                                         X
-----------------------------------------------------------------------------------------------------------------
Rights and Warrants                                                                                       X
-----------------------------------------------------------------------------------------------------------------
Debt Securities                                                                                           X
-----------------------------------------------------------------------------------------------------------------
High-Yield, High-Risk Bonds                                                                               X
-----------------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments                                                                      X
-----------------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes
-----------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                                                     X
-----------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements
-----------------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities                                                                 X
-----------------------------------------------------------------------------------------------------------------
Futures Contracts                                                                                         X
-----------------------------------------------------------------------------------------------------------------
Commercial Paper                                                                                          X
-----------------------------------------------------------------------------------------------------------------
Writing Covered Call Options                                                                              X
-----------------------------------------------------------------------------------------------------------------
Buying Put and Call Options                                                                               X
-----------------------------------------------------------------------------------------------------------------
Options on Stock Indices                                                                                  X
-----------------------------------------------------------------------------------------------------------------
Index Futures Contracts                                                                                   X
-----------------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts                                                                        X(?)
-----------------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency                                                                     X
-----------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies
-----------------------------------------------------------------------------------------------------------------
Foreign Securities                                                                                        X
-----------------------------------------------------------------------------------------------------------------
American Depositary Receipts                                                                              X
-----------------------------------------------------------------------------------------------------------------
Emerging Market Securities
-----------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities                                                                              X
-----------------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                                                                                  X
-----------------------------------------------------------------------------------------------------------------
Letters of Credit                                                                                         X
-----------------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies                                                                        X
-----------------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments
-----------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities
-----------------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities
-----------------------------------------------------------------------------------------------------------------
Loan Participations
-----------------------------------------------------------------------------------------------------------------
Other Direct Indebtedness
-----------------------------------------------------------------------------------------------------------------
Investment Company Securities                                                                             X
-----------------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions
-----------------------------------------------------------------------------------------------------------------
Indexed Securities                                                                                        X
-----------------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"
-----------------------------------------------------------------------------------------------------------------
Swap Agreements
-----------------------------------------------------------------------------------------------------------------
Convertible Securities                                                                                    X
-----------------------------------------------------------------------------------------------------------------
Restricted or Illiquid Securities                                                                         X
-----------------------------------------------------------------------------------------------------------------

This section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

COMMON STOCKS. As stated in the prospectus, the Fund invests in common stocks (equity interests) of issuers of any size. Common stocks represent generally ownership of a corporation. Over time, equities have provided the greatest long-term growth potential but over short periods can be subject great fluctuations in stock market prices. Stock funds are subject to market risk: specifically, stock market values are more volatile generally than are bond or money market values. Volatility means that prices will go down as well as up, which in turn, means that investors may lose money on an investment in the Fund. Market risks are affected by many factors, including business conditions, investor confidence in the economy, current conditions in a particular industry or company. Equities are subject to financial risks relating to an issuer's earnings stability and overall soundness. To the extent that the Fund has invested in equities issued by smaller companies, the Fund may be more subject to more abrupt or erratic market movements than it would have if it invested only in securities of larger, more established companies.

WARRANTS AND RIGHTS. The Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) that entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

WRITING COVERED CALL OPTIONS. The Fund may write or sell covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Fund may only write "covered" options. This means that as long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits the Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair the Fund's ability to use such options to achieve its investment objectives.

BUYING PUT AND CALL OPTIONS. The Fund may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. The Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

The Fund pays a premium in exchange for the right to purchase (call) or sell
(put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

The Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

The Fund uses put and call options for bona fide hedging purposes only. The investment adviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account. Similarly, the investment adviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the investment adviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

WRITING COVERED CALL OPTIONS. The Fund may write or sell covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Fund may only write "covered" options. This means that as long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits the Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new. Accordingly, it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objectives.

SWAPS. Swaps are over-the-counter (OTC) agreements that typically require counterparties to make periodic payments to each other for a specified period. The calculation of these payments is based on an agreed-upon amount (called the notional amount) that generally is exchanged only in currency swaps. The periodic payments may be a fixed or floating (variable) amount. Floating payments may change with fluctuations in interest or currency rates or equity or commodity prices, depending on the contract terms. Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.

FOREIGN AND EMERGING MARKETS SECURITIES AND ADRS. The Fund may invest up to 25% of its total assets in foreign securities. These securities may include U.S. dollar-denominated securities, debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

The Fund may invest in American Depositary Receipts ("ADRs"). Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on the Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that the Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer the Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Foreign settlement procedures and trade regulations may involve higher commission rates and risks and expenses not present in U.S. settlements. Changes in foreign exchange rates affects the value of those securities that are denominated or quoted in currencies other than the U.S. dollar.

Many of the foreign securities held by the Fund are not registered with, nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

FUTURES CONTRACTS. The Fund may use financial futures contracts either as a hedge to protect against anticipated changes in stock prices and interest rates, or to facilitate the purchase or sale of securities or, to a limited extent, to seek to enhance return. Financial futures contracts consist of stock index futures contracts and futures contracts on debt securities ("interest rate futures"). A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. When a futures contract is purchased, the Fund sets aside cash or liquid securities equal to the total market value of the futures contract, less the amount of the initial margin.

Hedging by use of interest rate futures seeks to protect the portfolio against potential adverse movements in interest rates. When hedging is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities is substantially offset by depreciation in the value of the futures position.

Positions taken in the futures markets normally are not held to maturity but instead are liquidated through offsetting transactions that may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or security and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if less, a loss. While futures positions taken by the Fund usually are liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so. In determining gain or loss, transaction costs must also be taken into account. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

The Fund will not purchase or sell futures contracts or related options for non-hedging purposes if the aggregate initial margin and premiums required to establish such positions exceeds five percent (5%) of the fair market value of its net assets, after taking into account unrealized profits and unrealized losses on any such contracts into which it has entered.

All stock index and interest rate futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). The Fund further seeks to assure that fluctuations in the price of any futures contracts that it uses for hedging purposes are substantially related to fluctuations in the price of the securities it holds or expects to purchase, or for other risk reduction strategies, although there can be no assurance that the expected result will always be achieved.

SPECIAL RISKS RELATING TO FUTURES CONTRACTS. While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Fund may benefit from the use of such futures, changes in stock price movements or interest rates may result in a poorer overall performance for the Fund than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The investment adviser attempts to reduce this risk by engaging in futures transactions, to the extent possible, where, in its judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged. Successful use of futures contracts for hedging purposes is also subject to the investment adviser's ability to predict correctly movements in the direction of the market.

FORWARD CONTRACTS. A forward contract is an agreement between two parties where one party is obligated to deliver a stated amount of a particular asset at a specified future time, and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties to the contract. The contracting parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's total net assets. A forward currency contract is an obligation to buy (sell) an amount of a specified currency for an agreed price, which may be in U.S. dollars or a foreign currency. In the normal course of business, the Fund exchanges foreign currencies for U.S. dollars and for other foreign currencies; it may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may engage in a "position hedge" whereby it hedges some or all of its investments denominated in a foreign currency (or exposed to foreign currency fluctuations) against a decline in the value of the foreign currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency or by participating in options or futures contracts with respect to the currency. The Fund also may engage in position hedging with a "proxy" currency (one whose performance is expected to replicate or exceed the performance of the foreign currency relative to the U.S. dollar). The Fund also may enter into an "anticipatory" position hedge with respect to a currency when the Fund is considering the purchase or sale of investments denominated in that currency. In any of these circumstances, the Fund may enter into a "cross hedge" whereby it uses a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies.

These types of hedging can minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S.-dollar value of the proceeds of or rates of return on the Fund's foreign securities. It is difficult to match precisely the increase in value of a forward contract to the decline in the U.S.-dollar value of the foreign asset that is the subject of the hedge. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform in a similar manner to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is unable to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's foreign contracts' commitments with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

U.S. GOVERNMENT SECURITIES. As used in this SAI, "U.S. Government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. Government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. Government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. Government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, a Fund will invest in those U.S. Government securities only when the Fund's investment adviser, Travelers Asset Management International Corporation ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. Government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Fund may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Fund's customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser intends for the Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. The Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, the Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Fund does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when the Fund commits to purchase a security on a when-issued basis, the adviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser believes that purchasing securities in this manner will be advantageous to the Fund. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, the Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser employs a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

DEBT SECURITIES. Debt securities held by the Fund may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

The Fund may invest in corporate debt obligations that are rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and Aaa, Aa, or A for Moody's (see the Appendix for more information) or, if unrated, of comparable quality) and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds include bonds rated BBB by S&P or Baa by Moody's or below and are commonly referred to as "junk bonds". There is no minimum acceptable rating for a security to be purchased or held by the Fund, and it may, from time to time, purchase or hold securities rated in the lowest rating category, including bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them than the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of these restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adversely publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price of liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rates, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. The Fund's adviser generally follows certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

                  CREDIT RESEARCH. The adviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

                  DIVERSIFICATION. The Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

                  ECONOMIC ANALYSIS. The adviser also analyzes current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by the Fund's of its investment objective through investing in these bonds may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Fund invested exclusively in higher-rated bonds.

MONEY MARKET INSTRUMENTS. Money market instruments are those with remaining maturities of 397 days or less, such as commercial paper (including master demand notes), bank certificates of deposit, bankers' acceptances, and U.S. government securities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit

Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Fund does not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., the Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which the Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS. The Fund's investments in commercial paper are limited to those rated A-1 by S&P or PRIME-1 by Moody's. These and other ratings of money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1 ) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See the Appendix for information with respect to ratings for other debt or equity securities.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, including [subject to shareholder approval, investing some or all of its assets in one or more other such investment companies]. The Fund will indirectly bear its pro rata share of any investment advisory and other fund expenses paid by the funds in which it invests.

ILLIQUID SECURITIES. The Fund may make investments in illiquid securities in an amount not exceeding [15%/10%] of the Fund's total asset value. Illiquid securities are those that are not readily marketable within seven days in the ordinary course and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If the Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Fund will not bear the expense of such registration. In determining securities subject to the percentage limitation, the Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to the Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Trustees ("Board"), when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. The Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

TEMPORARY INVESTMENTS. Permissible temporary investments pending investment or for defensive or cash management purposes may include debt securities, including high-yield, high risk debt securities and money market instruments. These investments also may include preferred stock, corporate bonds and debentures; U.S. government securities; instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; repurchase agreements secured by U.S. government securities; or other debt securities. When the Fund is so invested, investment income may increase and constitute a large portion of the Fund's return, and the Fund probably will not participate in market advances or declines to the extent that it would if it were fully invested in stocks.

                            INVESTMENT RESTRICTIONS

[Subject to shareholder approval at a meeting held April 30, 1999, the Fund adopted the following investment policies as fundamental (those that may not be changed without shareholder approval). The Fund may not:

FUNDAMENTAL POLICIES

1. DIVERSIFICATION: with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U. S. Government, its agencies or instrumentalities or a security of an investment company if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on : (1) investments in U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5. LENDING: make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7. UNDERWRITING: be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.

NONFUNDAMENTAL POLICIES

Effective May 1, 1999, the Fund also complies with the following nonfundamental investment policies.

1. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (5) the lending of securities ("leverage transactions"). (See Fundamental Limitation No. 2 "Borrowing.")

2. LIQUIDITY: invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Trust's Board of Trustees.

3. EXERCISING CONTROL OF ISSUERS: make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4. OTHER INVESTMENT COMPANIES: invest in securities of another investment company, except to the extent permitted by the 1940 Act.

5. SHORT SALES: sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

6. PURCHASING ON MARGIN: purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

7. LENDING: lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.]

[OLD FUNDAMENTAL POLICIES] In pursing its objective, the Fund currently follows various investment policies. Certain of policies are fundamental and cannot be changed without shareholder vote. Without shareholder vote, the Fund will not:

         (1) invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         (2) invest in more than 10% of any class of securities of any one issuer;

         (3) invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

         (4) borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of the Fund's net assets, including the amount borrowed; the Fund has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the Fund's gross assets computed at cost;

         (5) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Fund may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

         (6) purchase real estate investment trusts that deal in real estate or interests therein, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs, and for hedging purposes;

         (7)      invest for the primary purpose of control or management;

         (8) make margin purchases or short sales of securities, except that the Fund may place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts;

         (9) make loans, except that the Fund may purchase money market securities, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Fund's investment objective and policies;

         (10) invest more than 25% of its total assets in the securities of issuers in any single industry;

         (11) purchase the securities of any other investment company except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;

         (12) invest in interests in oil, gas or other mineral exploration or development programs;

         (13) invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Fund in units or attached to securities will be deemed to be without value with regard to this restriction. The Fund is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of The Travelers Investment Management Company Inc. ("TIMCO") have a substantial interest; or

         (14) invest in an amount of up to 10% of the value of the Fund's net assets in restricted securities which may not be publicly sold without registration under the 1933 Act.

                              VALUATION AND PRICING

VALUATION. We determine current value for the Fund's portfolio securities as follows: securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; and, securities that have a remaining maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The Fund values short-term money market instruments with maturities of 60 days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market. All other investments are valued at fair value as determined in good faith by the Board.

PRICING. We compute the Fund's net asset value per share as of the close of trading on each day on which the New York Stock Exchange ("Exchange") is open. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

We computes the Fund's redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The adviser intends to distribute dividends from net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When the investment adviser makes a distribution, it intends to distribute only net capital gains and such income as the investment adviser has determined, to the best of its ability, to be taxable as ordinary income. Therefore, the investment adviser will not make net investment income distributions on the basis of distributable income as computed on the Fund's books but on a federal taxation basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Fund's Board has absolute and exclusive control over the management and disposition of all the Fund's assets. Subject to the provisions of its Declaration of Trust, the Fund's business and affairs are managed by the trustees or other parties so designated by the trustees. The Fund's trustees and officers are listed below.

Name and Position
  With the Fund                                      Principle Occupation During Last Five Years
------------------                                   -------------------------------------------
* Heath B. McLendon                         Managing Director (1993-present), Smith Barney, Inc. ("Smith
  Chairman and Trustee                      Barney"); Chairman (1993-present), Smith Barney Strategy
  388 Greenwich Street                      Advisors, Inc.; President and Director (1994-present), Mutual
  New York, New York                        Management Corp.; Director and President (1996-present),
  Age 65                                    Travelers Investment Adviser, Inc.; Chairman and Director of
                                            forty-one investment companies associated with Smith Barney;
                                            Chairman, Board of Trustees, Drew University; Advisory
                                            Director, First Empire State Corporation; Chairman, Board of
                                            Managers, seven Variable Annuity Separate Accounts of The
                                            Travelers Insurance Company+; Chairman, Board of Trustees,
                                            five Mutual Funds sponsored by The Travelers Insurance
                                            Company++; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.

  Knight Edwards                            Of Counsel (1988-present), Partner (1956-1988), Edwards &
  Trustee                                   Angell, Attorneys; Member, Advisory Board (1973-1994),
  154 Arlington Avenue                      thirty-one mutual funds sponsored by Keystone Group, Inc.;
  Providence,                               Member, Board of Managers, seven Variable Annuity Separate
  Rhode Island                              Accounts of The Travelers Insurance Company+; Trustee, five
  Age 75                                    Mutual Funds sponsored by The Travelers Insurance Company.++

  Robert E. McGill, III                     Retired manufacturing executive. Director (1983-1995),
  Trustee                                   Executive Vice President (1989-1994) and Senior Vice
  295 Hancock Street                        President, Finance and Administration (1983-1989), The Dexter
  Williamstown,                             Corporation (manufacturer of specialty chemicals and
  Massachusetts                             materials); Vice Chairman (1990-1992), Director (1983-1995),
  Age 67                                    Life Technologies, Inc. (life science/biotechnology products);
                                            Director, (1994-present), The Connecticut Surety Corporation
                                            (insurance); Director (1995-present), Chemfab Corporation
                                            (specialty materials manufacturer); Director (1999-present),
                                            Ravenwood Winery; Member, Board of Managers, seven Variable
                                            Annuity Separate Accounts of The Travelers Insurance Company+;
                                            Trustee, five Mutual Funds sponsored by The Travelers
                                            Insurance Company.++

  Lewis Mandell                             Dean, School of Management (1998-present), State University of
  Trustee                                   New York at Buffalo; Dean, College of Business Administration
  160 Jacobs Hall                           (1995-1998), Marquette University; Professor of Finance
  Buffalo, New York                         (1980-1995) and Associate Dean (1993-1995), School of Business
  Age 56                                    Administration, and Director, Center for Research and
                                            Development in Financial Services (1980-1995), University of
                                            Connecticut; Director (1992-present), GZA Geoenvironmental
                                            Tech, Inc. (engineering services); Member, Board of Managers, seven Variable Annuity Separate Accounts of The Travelers
                                            Insurance Company+; Trustee, five Mutual Funds sponsored by
                                            The Travelers Insurance Company.++

  Frances M. Hawk, CFA,                     Private Investor, (1997-present); Portfolio Manager
  CFP                                       (1992-1997, HLM Management Company, Inc. (investment
  Trustee                                   management); Assistant Treasurer, Pensions and Benefits.
  28 Woodland Street                        Management (1989-1992), United Technologies Corporation
  Sherborn, Massachusetts                   (broad-based designer and manufacturer of high technology
  Age 51                                    products); Member, Board of Managers, seven Variable Annuity
                                            Separate Accounts of The Travelers Insurance Company+;
                                            Trustee, five Mutual Funds sponsored by The Travelers
                                            Insurance Company.++

  Ernest J. Wright                          Vice President and Secretary (1996-present), Assistant
  Secretary to the Board                    Secretary (1994-1996), Counsel (1987-present), The Travelers
  One Tower Square                          Insurance Company; Secretary, Board of Managers, seven
  Hartford, Connecticut                     Variable Annuity Separate Accounts of The Travelers Insurance
  Age 58                                    Company+; Secretary, Board of Trustees, five Mutual Funds
                                            sponsored by The Travelers Insurance Company.++

  Kathleen A. McGah                         Assistant Secretary and Counsel (1995-present), The Travelers
  Assistant Secretary to                    Insurance Company; Assistant Secretary, Board of Managers,
  The Board                                 seven Variable Annuity Separate Accounts of The Travelers
  One Tower Square                          Insurance Company+; Assistant Secretary, Board of Trustees,
  Hartford, Connecticut                     five Mutual Funds sponsored by The Travelers Insurance
  Age 48                                    Company.++ Prior to January 1995, Counsel, ITT Hartford Life
                                            Insurance Company.

  Lewis E. Daidone                          Managing Director of Smith Barney, Senior Vice President and
  Treasurer                                 Treasurer of 41 investment companies associated with Smith
  388 Greenwich Street                      Barney, and Director and Vice President of SBMFM and TIA;
  New York, New York                        Treasurer, Board of Trustees, five Mutual Funds sponsored by
  Age 40                                    The Travelers Insurance Company.++

  Irving David                              Vice President of Smith Barney, Asset Management Division
  Controller                                (March 1994-present); Controller, Board of Trustees, five
  388 Greenwich Street                      Mutual Funds sponsored by The Travelers Insurance Company.++
  New York, New York
  Age 37


+ The seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup, Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating Committee recommends candidates for the nomination as members of the Board. The Audit Committee reviews the scope and results of the Fund's annual audits with the Fund's independent auditors and recommends the engagement of the auditors. For the year ended December 31, 1998, the members of the Nominating and Audit Committees were Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk.
Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Board members who are not employees of Citigroup Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company ("The Travelers") and the seven Variable Annuity Separate Accounts established by The Travelers. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board members with 10 years of service may agree to provide services as an emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees, if attended. The chart below shows the compensation paid to Board members for the year ended December 31, 1998.

COMPENSATION TABLE

------------------------------------------------------------------------------------------------------
                                                             Pension or             Total Compensation
                                      Aggregate              Retirement Benefits    From Fund and Fund
Name of Person, Position              Compensation From      Accrued As Part of     Complex Paid to
                                      Fund(1)                Fund Expenses          Directors
------------------------------------------------------------------------------------------------------
Heath B. McLendon                     N/A                    N/A                    N/A
  Chairman and
  Trustee
------------------------------------------------------------------------------------------------------
Knight Edwards                                               N/A                    $31,500
  Trustee
------------------------------------------------------------------------------------------------------
Robert E. McGill, III                                        N/A                    $34,000
  Trustee
------------------------------------------------------------------------------------------------------
Lewis Mandell                                                N/A                    $34,000
  Trustee
------------------------------------------------------------------------------------------------------
Frances M. Hawk, CFA, CFP                                    N/A                    $34,000
  Trustee
------------------------------------------------------------------------------------------------------

(1) No compensation was deferred for any trustee or officer under a deferred compensation plan.


                              DECLARATION OF TRUST

The Fund is organized as a Massachusetts business trust. In accordance with certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Fund were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees, and because the Declaration of Trust provides for indemnification out of Fund property for any shareholder held personally liable for the Fund's obligations.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER. Travelers Asset Management International Corporation ("TAMIC"), an indirect wholly owned subsidiary of Citigroup, Inc., furnishes the Fund with investment management and advisory services in accordance with the terms of an investment advisory agreement that was approved by shareholders on April 23, 1993 (the "Agreement").

As required by the 1940 Act, the Agreement continues in effect each year so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the outstanding voting securities of the Fund. In addition, and in either event, the terms of the Agreement must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, the Agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the Agreement. The Agreement further provides that it terminates automatically upon assignment; may be amended only with prior approval of a majority of the outstanding voting securities of the Fund; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the outstanding voting securities of the Fund; and, may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the Fund's outstanding voting securities.

Under the terms of the Agreement, TAMIC shall:

         (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the Fund's investment policy affecting the economy generally and individual companies or industries, the securities of which are included in the Fund's portfolio or are under consideration for inclusion therein;

         (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Fund;

         (3) regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

         (4) take such steps as are necessary to implement the investment program approved by the Board;

         (5) regularly report to the Board with respect to implementation of the approved investment program and any other activities in connection with the administration of the assets of the Fund; and

         (6) be authorized to engage a subadviser to furnish investment management information and advice to assist TAMIC in carrying out its responsibilities under this agreement.

ADVISORY FEES. For furnishing investment management and advisory services to the Fund, TAMIC is paid a fee, computed daily and payable weekly, at an annual rate of 0.75% of the Fund's average daily net assets. For the years ended December 31, 1996, 1997 and 1998, the Fund paid TAMIC investment advisory fees of $1,261,284, $2,436,487 and $[_________], respectively.

THE SUBADVISER. Janus Capital, 100 Fillmore Street, Denver, Colorado, has been employed by TAMIC as a subadviser to manage the Fund's daily investment operations, subject to the supervision of both TAMIC and the Board. Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, financial services and real estate, owns approximately 83% of the outstanding voting stock of Janus Capital. Janus Capital also acts as investment adviser to other investment companies not affiliated with the Fund, as well as to individual, corporate, charitable and retirement accounts.

TAMIC pays Janus Capital Corporation ("Janus Capital") a subadvisory fee, at an annual rate of 0.55% of the Fund's average daily net assets for Janus Capital's services as subadviser. For the years ended December 31, 1996, 1997 and 1998, TAMIC paid Janus Capital subadvisory fees of $378,385, $1,786,757 and $[____________], respectively.

Under a management agreement dated May 1, 1993 with the Fund, The Travelers has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. [For the year ended December 31, 1998, the Fund [paid fees at the annual rate of [ %, after reimbursements of [ %], of its average daily net assets in expenses.] OR [received no reimbursements from The Travelers.]

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption by any one shareholder up to $250,000, or 1% of the Fund's net assets if that is less, in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                             PORTFOLIO TURNOVER RATE

The Fund's portfolio turnover rates for the years ended December 31, 1997 and 1998 were 89% and [_____%], respectively.

                                    BROKERAGE

Subject to the Board's approval, TAMIC's and Janus Capital's policy, in executing transactions in portfolio securities, is to seek best execution of orders at the most favorable prices. Determining what may constitute best execution and price in the execution of a securities transaction by a broker involves considering, without limitation:

                  the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other cost paid;
                  the efficiency with which the transaction is effected;
                  the ability to effect the transaction at all where a large block is involved;
                  the availability of the broker to stand ready to execute potentially difficult transactions in the future; and the financial strength and stability of the broker.

Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services TAMIC or Janus Capital is required to perform under its investment advisory or subadvisory agreement. The cost, value, and specific application of such information are indeterminable and hence are not practicably allocable among the Fund and other clients of TAMIC or Janus Capital who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments are usually principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters do include the underwriting commission or concession, and purchases from dealers serving as market makers do include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Fund deals with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Fund is required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

TAMIC or Janus Capital may follow a policy of considering the sale of shares of the Fund a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

TAMIC's or Janus Capital's policy with respect to brokerage is and will be reviewed by the Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

The Fund's total brokerage commissions for the years ended December 31, 1996, 1997, and 1998 were $273,000, $1,166,544 and $[__________], respectively. [For the year ended December 31, 1998, no portfolio transactions were directed to brokers because of research services. [confirm for 1998] [No formula was used in placing such transactions and no specific amount of transactions was allocated for research services. No brokerage business was placed with any brokers affiliated with the Fund's investment adviser during the past three years. [confirm]

                               FUND ADMINISTRATION

The Fund entered into an administrative services agreement during 1996 with The Travelers to provide pricing and bookkeeping services at an annualized rate of
 .06% of the daily net assets of the Fund. The Travelers at its expense has appointed a subadministrator, Mutual Management Corp. ("MMC"), an affiliate of The Travelers, to provide these services. The Travelers pays MMC, as subadministrator, a fee at an annual rate of 0.06% of the Fund's average daily net assets of the Fund. For the period ended December 31, 1996 and the years ended December 31, 1997 and 1998, the Fund paid administration fees to The Travelers of $25,243, $183,798 and $[___________], respectively.


                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by The Travelers. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after the insurance company makes payment to the Fund's custodian. However, the separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues one class of shares that participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, the shares are fully paid and nonassessable by the Fund. Shares have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the separate account prospectus that accompanies the Fund's prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

Although the Fund is not currently aware of any disadvantages to contract owners of either variable annuity or variable life insurance contracts because the Fund's shares are available with respect to both products, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Fund's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

                                   TAX STATUS

GENERAL TAX INFORMATION

The Fund qualified in its last taxable year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund intends to so qualify in the future so long as such qualification is in the best interest of shareholders. If the Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.

The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. government securities).

In order to maintain the qualification of the Fund's status as a regulated investment company, in its business judgment, the investment adviser may restrict the Fund's ability to invest in certain types of financial instruments. For the same reason, the investment adviser may, in its business judgment, require the Fund to maintain or dispose of its investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

The Fund also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the account) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the 1940 Act and may affect the securities in which the Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related Code provisions), the Fund may be required, for example, to alter its investment objective or policies. No such change of investment policies will take place without notice to the Fund's shareholders, the approval of a majority of the outstanding voting shares if necessary, and the approval of the SEC, to the extent legally required.

ADDITIONAL TAX CONSIDERATIONS

If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of the Fund's available earnings and profits. Owners of variable life insurance and annuity contracts that have invested in such a Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts that have invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's adviser, and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's adviser might otherwise believe to be desirable.

The Fund should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

FOREIGN INVESTMENTS. Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of variable life insurance and annuity contracts investing in such fund bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes and interest charges, and the investment yield of a fund making such investments is reduced by these taxes and interest charges. Owners of variable life insurance and annuity contracts investing in such funds bear the cost of these taxes and interest charges.

OTHER INFORMATION. The discussion of "Dividends, Distributions and Taxes" in the prospectus and the foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of the prospectuses. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax advisor as to the tax consequences of investments in the Fund.

It is not feasible to comment on all of the federal tax consequences concerning the Fund. No further discussion of those consequences is included in this SAI. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

                             PERFORMANCE QUOTATIONS

From time to time, we may disclose the Fund's yields, total returns, and other performance data. We compute these performance data in accordance with the SEC standards.

YIELDS. We compute yield by: (1) dividing the Fund's net investment income less expenses for the period, by (2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; and then (3) compounding that yield for a six-month period; and then (4) multiplying that result by two (2). Expenses attributable to the Fund include such expenses as the advisory expenses. The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2[((I-E)/(SP)+1)(6)-1]

Where:

                  I = net income of the Fund for the 30-day or one-month period. E = expenses of the Fund for the 30-day or one-month period.
                  S = the average number of shares outstanding.
                  P = maximum offer price per share at the close (highest) of the last day in the 30-day or one-month period.

The Fund's yield does not include any fees and charges associated with insurance contracts that purchase the Fund's shares. Because of the charges and deductions imposed under these contracts, the yield for the relevant sub-account under a contract is lower than the yield for the corresponding Fund.

The yield on the amounts held in the Fund normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Fund's actual yield is affected by the types and quality of portfolio securities held by the Fund and that Fund's operating expenses.

AVERAGE ANNUAL TOTAL RETURNS. From time to time, we also may quote the Funds' average annual total returns for various periods of time in sales literature or advertisements. We provide the Fund's average annual return information for 1, 5, and 10 years, if available. Otherwise, we show average annual total return from the Fund's inception. From time to time, we also may disclose average annual total returns for other periods of time.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Fund values that we calculate each Business Day. The average total return figures assume reinvestment of all dividends and distributions. Total return is calculated according to the following formula:

                  TR  = ((ERV/P)(1/N))-1

Where:
                  TR  = the average annual total return.
                  ERV = the ending redeemable value (net of any
                        applicable surrender charge) of the
                        hypothetical account at the end of the
                        period.
                  P   = a hypothetical initial payment of $1,000.
                  N   = the number of years in the period.

OTHER TOTAL RETURNS. From time to time, we also may quote nonstandard average annual total returns in sales literature or advertisements. Other total returns are calculated in exactly the same way as average annual total returns described above, except that the periods involved may differ.

USE OF INDICES. From time to time, we may present the performance of certain historical indexes in advertisements or sales literature. We also may compare the performance of these indices to the Fund's performance.

OTHER INFORMATION. The following is a partial list of publications that may be noted in the Fund's sales literature or shareholder materials that contain articles describing investment results or other data relative to one or more of the insurance products that purchase Fund shares. Other publications may also be cited.

Broker World                                        Financial World
Across the Board                                    Advertising Age
American Banker                                     Barron's
Best's Review                                       Business Insurance
Business Month                                      Business Week
Changing Times                                      Consumer Reports
The Economist                                       Financial Planning
Forbes                                              Fortune
Inc.                                                Institutional Investor
Insurance Forum                                     Insurance Sales
Insurance Week                                      Journal of Accountancy
Journal of the American Society of CLU & ChFC       Journal of Commerce
Life Insurance Selling                              Life Association News
MarketFacts                                         Manager's Magazine
National Underwriter                                Money
Morningstar, Inc.                                   Nation's Business
New Choices (formerly 50 Plus)                      The New York Times
Pension World                                       Pensions & Investments
Rough Notes                                         Round the Table
U.S. Banker                                         VARDs
The Wall Street Journal                             Working Woman

                              FINANCIAL STATEMENTS

The Fund's year-end is December 31st. Financial statements for the Fund's annual and semi-annual periods will be distributed to shareholders of record.

KPMG LLP, 345 Park Avenue, New York, NY 10154, has been selected as independent auditors to examine and report on the Fund's financial statements.

                             ADDITIONAL INFORMATION

On April 15, 1999, The Travelers owned 100% of the Fund's outstanding shares. The Travelers is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is an indirect wholly owned subsidiary of CitiGroup Inc., a financial services holding company. The Travelers' home office is located at One Tower Square, Hartford, Connecticut 06183, telephone number 860-277-0111.

First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, MA, 02109, acts as transfer agent and dividend disbursing agent for the Fund.

PNC Bank NA, 200 Stevens Drive, Lester, PA 19113 and Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY, 11201 are the Fund's custodians.

Except as otherwise stated in its prospectus or as required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this SAI, or any supplemental sales literature issued by the Fund, and no person is entitled to rely on any information or representation not contained in the prospectus.

The Fund's prospectus and this SAI omit certain information contained in the Fund's registration statement filed with the SEC, which investors may obtain from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC. Otherwise, investors may obtain the Fund's registration for free by accessing the SEC's website at http//www.sec.gov.

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (I) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently, and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

       (1)  High Grade
       (2)  Investment Grade
       (3)  Medium Grade
       (4) Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

b.  Nature of and provisions of the obligation; and

c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

5. BB and B - Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

       Moody's ratings are as follows:

1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

4. Baa - Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                          FITCH CORPORATE BOND RATINGS

         Fitch ratings are as follows -

1. AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

2. AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+".

3. A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

4. BBB - Bonds considered investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to have adverse impact on these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

5. BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

6. B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

PLUS (+) MINUS (-) - Plus and minus signs are used (except in "AAA" category) with a rating symbol to indicate the relative position of a credit within the rating category.

                                               PART C
                                         OTHER INFORMATION

Item 23. EXHIBITS
(a)     Declaration of Trust.  (Incorporated herein by reference to Exhibit 1 to Post-Effective
        Amendment No. 24 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(b)     By-Laws of Capital Appreciation Fund.  (Incorporated herein by reference to Exhibit 2 to
        Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April
        11, 1996.)

(d)(1)  Investment Advisory Agreement between the Registrant and The Travelers Investment
        Management Company.  (Incorporated herein by reference to Exhibit 5(A) to Post-Effective
        Amendment No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(d)(2)  Sub-Advisory Agreement between The Travelers Investment Management Company and Janus
        Capital Corporation.  (Incorporated herein by reference to Exhibit 5(B) to Post-Effective
        Amendment No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(g)(1)  Form of Custody Agreement between the Registrant and PNC Bank, N.A.  (Incorporated hereby by reference to Exhibit 8(A) to Post-Effective Amendment No. 27 to the Registration
        Statement on Form N-1A filed on April 22, 1998.)

(g)(2)  Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodians.
        (Incorporated hereby by reference to Exhibit 8(B) to Post-Effective Amendment No. 27 to the
        Registration Statement on Form N-1A filed on April 22, 1998.)

(h)(1)  Administrative Services Agreement between the Registrant and The Travelers Insurance
        Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(h)(2)  Form of Transfer Agency and Registrar Agreement between the Trust and First Data Investor
        Services Group, Inc  (Incorporated hereby by reference to Exhibit 9(b) to Post-Effective
        Amendment No. 27 to the Registration Statement on Form N-1A filed on April 22, 1998.)

(i)     An opinion and consent of counsel as to the legality of the securities registered by the
        Registrant.  (Incorporated herein by reference to the Registrant's most-recent Rule 24f-2
        Notice filing on March 25, 1998.)

(j)(1)  Consent of PricewaterhouseCoopers LLP, Independent Accountants.  To be filed by amendment

(j)(2)  Consent of KPMG LLP, Independent Certified Public Accountants.  To be filed by amendment

(j)(3)  Powers of Attorney authorizing Ernest J. Wright or Kathleen A McGah as signatories for
        Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and
        Ian R. Stuart.  (Incorporated herein by reference to Exhibit 11(B) to Post-Effective
        Amendment No. 24 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(j)(4)  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis
        E. Daidone.  (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment
        No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(n)     Financial Data Schedule.   To be filed by amendment

Item 24.  Persons Controlled By or Under Common Control With the Fund

             Not Applicable.


Item 25.  Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 24 to the Fund's Registration Statement as Exhibit 1 on April 11, 1996.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for Capital Appreciation Fund, are set forth in the following table:

Name                          Position with TAMIC              Other Business
----                          -------------------              --------------
Marc P. Weill                 Director and Chairman            Senior Vice President **
                                                                  Chief Investment Officer
David A. Tyson                Director, President and          Senior Vice President *
                                 Chief Investment Officer
Joseph E. Rueli, Jr.          Director, Senior Vice President  Vice President*
                                 and Chief Financial Officer
F. Denney Voss                Director and Senior Vice         Senior Vice President*
                                 President
John R. Britt                 Director and Secretary           Assistant Secretary *
Glenn N. Marchak              Senior Vice President
Joseph M. Mullally            Senior Vice President            Vice President*
David Amaral                  Vice President                   Assistant Director*
John R. Calcagni              Vice President                   Second Vice President*
Allen R. Cantrell             Vice President
A. William Carnduff           Vice President
Gene Collins                  Vice President                   Vice President*
Angela Pellegrini Degis       Vice President
Craig Farnsworth              Vice President
Bruce E. Fox                  Vice President
Carl Franzetti                Vice President
Kothandaraman Ganesh          Vice President
John F. Gilsenan              Vice President
Kimerly M. Polak Guerrero     Vice President
John F. Green                 Vice President                   Second Vice President*
Thomas Hajdukiewicz           Vice President                   Vice President*
Edward Hinchliffe III         Vice President and Cashier       Second Vice President and Cashier*
Richard E. John               Vice President                   Vice President*
Kathryn D. Karlic             Vice President                   Vice President*
Kurt Lin                      Vice President
David R. Martin               Vice President
Paul A. Mataras               Vice President
David R. Miller               Vice President                   Vice President*
Robert E. Mills               Vice President
Emil J. Molinaro              Vice President                   Vice President*
John W. Petchler              Vice President
Steven A. Rosen               Vice President
Andrew Sanford                Vice President                   Investment Officer*
Eric L. Sappenfield           Vice President
Charles H. Silverstein        Vice President                   Second Vice President*
Robert Simmons                Vice President                   Assistant Investment Officer*
Jordan M. Stitzer             Vice President                   Vice President*

Joel Strauch                  Vice President                   Vice President*
Teresa M. Torrey              Vice President
Pamela D. Westmoreland        Vice President
William M. Gardner            Assistant Vice President
Jeremy C. Hughes              Assistant Vice President
Matthew J. McInerny           Assistant Vice President
Lisa A. Thomas                Assistant Vice President
William H. White              Treasurer                        Vice President and Treasurer *
Charles B. Chamberlain        Assistant Treasurer              Assistant Treasurer *
George M. Quaggin, Jr.        Assistant Treasurer              Assistant Treasurer *
Marla A. Berman               Assistant Secretary              Assistant Secretary**
Andrew Feldman                Assistant Secretary              Senior Counsel*
Millie Kim                    Assistant Secretary              Senior Counsel*
Patricia A. Uzzel             Compliance Officer               Assistant Director*
Frank J. Fazzina              Controller                       Director *


* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut

** Positions held with Travelers Investment Group Inc., 388 Greenwich Street, New York, N.Y.

Executive Officers and Directors of Janus Capital Corporation, the Registrant's Sub-Adviser, are set forth in the following table:


                             Position with Janus
Name                         Capital Corporation              Other Business
----                         -------------------              --------------

Thomas H. Bailey             President, Director              Chairman of Trustees and
                             and Chairman                     President of Janus Aspen Series
                             Chief Executive Officer          and Janus Investment Fund
                                                              Denver, Colorado
                                                              Chairman and Director
                                                              IDEX Management, Inc.
                                                              Largo, Florida

James P. Craig, III          Chairman,                        Executive Vice President
                             Director and                     and Trustee
                             Chief Investment Officer         Janus Aspen Series and
                                                              Janus Investment Fund
                                                              Denver, Colorado

Michael E. Herman            Independent Director             Chairman
                                                              Finance Committee
                                                              Ewing Marion Kauffman
                                                                 Foundation
                                                              Kansas City, Missouri
                                                              President, Kansas City Royals
                                                              Baseball Team
                                                              Kansas, Missouri

Thomas A. McDonnell          Independent Director             President and Director,
                                                              DST Systems Inc.
                                                              Kansas City, Missouri
                                                              Director
                                                              Euronet Services, Inc.
                                                              Lakewood, Kansas

Michael Stolper              Independent Director             President,
                                                              Stolper & Co., Inc.
                                                              San Diego, California

                             Position with Janus
Name                         Capital Corporation              Other Business
----                         -------------------              --------------
Thomas A. Early              Vice President, General          Vice General Counsel
                             Counsel and Secretary            Janus Aspen Series and
                                                              Janus Investment Fund
                                                              Vice President
                                                              Janus Service Corp.
                                                              Janus Distributors, Inc.
                                                              Denver, Colorado

Steven R. Goodbarn           Vice President of Finance,       Vice President and Chief
                             Treasurer and Chief              Financial Officer of
                             Financial Officer                Janus Aspen Series and
                                                              Janus Investment Fund
                                                              Vice President of Finance
                                                              and Treasurer and CFO of
                                                              Janus Service Corp.,
                                                              Janus Distributors and Janus
                                                              Capital International Ltd.,
                                                              Denver, Colorado and
                                                              Director of Janus Capital
                                                              International Ltd.

Landon H. Rowland            Independent Director             President and Chief
                                                              Executive Officer
                                                              Kansas City Southern
                                                                Industries, Inc.

Mark B. Whiston              Vice President and               Director, President and CEO
                             Chief Marketing Officer          Janus Capital International Ltd.
                                                              Denver, Colorado

Marjorie G. Hurd             Vice President and               President and Director
                             Chief Operations Officer         Janus Service Corp.

Item 27.  Principal Underwriter

               Not Applicable.


Item 28.  Location of Accounts and Records

        (1)    Mutual Management Corp.
               388 Greenwich Street
               New York,  NY  10013

        (2)    PNC Bank, N.A.
               200 Stevens Drive
               Lester,  PA  19113

        (3)    Morgan Stanley Trust Company
               One Pierrepont Plaza
               Brooklyn,  NY  11201

        (4)    First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA 02109


Item 29.  Management Services

               Not Applicable.


Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, Capital Appreciation Fund, has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and state of Connecticut, on the 10th day of February, 1999.


                            CAPITAL APPRECIATION FUND
                            -------------------------
                                  (Registrant)



                                                By: *HEATH B. McLENDON
                                                    ----------------------
                                                    Heath B. McLendon
                                                    Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 10th day of February 1999.


 *HEATH B. McLENDON                                Chairman of the Board
--------------------------------
  (Heath B. McLendon)

 *KNIGHT EDWARDS                                   Trustee
--------------------------------
  (Knight Edwards)

 *ROBERT E. McGILL III                             Trustee
--------------------------------
  (Robert E. McGill III)

 *LEWIS MANDELL                                    Trustee
--------------------------------
  (Lewis Mandell)

 *FRANCES M. HAWK                                  Trustee
--------------------------------
  (Frances M. Hawk)

 *LEWIS E. DAIDONE                                 Treasurer
--------------------------------
  (Lewis E. Daidone)



*By: /s/Ernest J. Wright, Attorney-in-Fact
      Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.           Description                                  Method of Filing
  ---           -----------                                  ----------------
NOT APPLICABLE